IPO Related Expenses - Summary of Initial Public Offering Related Expenses (Detail) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017
Material income and expense [abstract]
IPO related expenses	£ 1,034	£ 1,066